Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2018
Administrative Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 35 and 48
Main Production Structures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 30 and 49
Minor Production Structures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 20 and 35
Mills And Horizontal Furnaces [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 42 and 49
Vertical Furnaces, Crushers And Grinders [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 23 and 36
Electricity Facilities And Other Minors [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 12 and 35
Furniture And Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10
Heavy Units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 11 and 21
Light Units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 8 and 11
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4
Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 5 and 10